Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage [Member]	Dec. 31, 2013 Venetiko, Petalidi, Ensenada Express and X-Press Padma [Member]	Jul. 12, 2013 Petalidi, Ensenada Express and X-Press Padma under Framework Agreement with York [Member]	Jun. 30, 2014 Neapolis and Areopolis acquisition [Member]	Jun. 30, 2013 MSC Washington and MSC Austria disposal [Member]	Jun. 30, 2014 Konstantina disposal [Member]	Jun. 30, 2014 Vessels, Net, Additional Information [Member]
Vessels' cost			$ 689,112	$ 51,853		$ 19,540
Vessels' disposal price							16,010	7,546
Gain on sale of vessel	2,903	(6,460)					6,460	(2,903)
Participation in the share capital of shipowning companies by counter party					51.00%
Carrying value of fully depreciated vessels									4,751
Number of fully depreciated vessels									1
Carrying value of vessels provided as collaterals to secure loans									$ 1,990,279
Number of vessels provided as collaterals to secure loans									47